PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of March 31, 2020 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.9%)
FedEx Corp.	3,595,783	436,024,647

Airlines (1.1%)
Southwest Airlines Co.	4,691,093	167,049,822

Apparel & Luxury Goods (2.4%)
VF Corp.	6,710,232	362,889,347

Banks (2.6%)
Bank of America Corp.	18,481,466	392,361,523

Biotechnology (1.5%)
Gilead Sciences Inc.	3,132,905	234,215,978

Capital Markets (5.8%)
Charles Schwab Corp.	9,152,609	307,710,715
CME Group Inc.	3,350,930	579,409,305

		887,120,020
Chemicals (3.2%)
Linde plc	2,785,817	481,946,341

Commercial Services & Supplies (2.8%)
Waste Management Inc.	4,551,076	421,247,595

Communications Equipment (2.1%)
Cisco Systems Inc.	7,920,928	311,371,680

Consumer Finance (1.9%)
American Express Co.	3,440,913	294,576,562

Diversified Telecom Services (3.8%)
Verizon Communications Inc.	10,600,349	569,556,752

Equity Real Estate Investment Trusts (3.7%)
AvalonBay Communities Inc.	830,678	122,250,881
Digital Realty Trust Inc.	2,323,321	322,732,520
Iron Mountain Inc.	5,307,077	126,308,433

		571,291,834
Food & Staples Retailing (3.7%)
Costco Wholesale Corp.	1,977,545	563,857,406

Food Products (2.8%)
Mondelez International Inc., Class A	8,591,542	430,264,423

Health Care Equipment (7.3%)
Becton Dickinson and Company	2,176,163	500,016,973
Danaher Corp.	4,346,150	601,550,621

		1,101,567,594
Health Care Technology (2.1%)
Cerner Corp.	5,076,065	319,741,334

Household Products (3.6%)
The Clorox Company	1,766,488	306,044,046
The Procter & Gamble Co.	2,273,613	250,097,430

		556,141,476
Interactive Media & Services (4.0%)
Alphabet Inc., Class A [q]	524,081	608,955,917

Internet (3.8%)
Amazon.com Inc. [q]	291,663	568,661,184

IT Services (3.3%)
Mastercard Inc., Class A	2,086,752	504,075,814

Machinery (5.9%)
Deere & Co.	3,272,173	452,083,422
Pentair plc	6,253,311	186,098,535
Xylem Inc.	3,938,366	256,505,778

		894,687,735
Media (5.4%)
Comcast Corp., Class A	18,894,554	649,594,766
The Walt Disney Co.	1,684,292	162,702,607

		812,297,373
Professional Services (3.3%)
Verisk Analytics Inc.	3,573,873	498,126,419

Semiconductor Equipment (5.3%)
Applied Materials Inc.	7,461,857	341,902,288
NVIDIA Corp.	1,739,403	458,506,631

		800,408,919
Software (13.0%)
Adobe Inc. [q]	488,032	155,311,304
Cadence Design Systems Inc. [q]	6,251,344	412,838,758
Microsoft Corp.	6,687,981	1,054,761,483
Synopsys Inc. [q]	2,647,431	340,962,638

		1,963,874,183
Technology Hardware (1.0%)
Apple Inc.	604,378	153,687,282

Total investment in equities (98.3%) (cost $13,315,958,549)		14,905,999,159

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Providence Bank & Trust	0.50%	09/24/2020	250,000	245,191
Self-Help Federal Credit Union	2.12%	10/16/2020	250,000	244,605

				489,796
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/12/2020 Participating depository institutions: Androscoggin Savings Bank, par 238,500; Bank of Weston, par 238,500; Catskill Hudson Bank, par 92,000; Industrial Bank, par 238,500; Primary Bank, par 238,500; Prime Alliance Bank, par 238,500; Regent Bank, par 238,500; The State Bank and Trust Company, par 238,500; United Bank, par 238,500 (cost $1,924,395)	1.20%	03/11/2021	2,000,000	1,924,395

Community Development Loans (0.0%) α
BlueHub Loan Fund	1.00%	04/15/2020	100,000	99,770
New Hampshire Community Loan Fund	1.00%	07/31/2020	500,000	490,055
Root Capital Loan Fund	1.25%	02/01/2021	200,000	189,934
TMC Development Working Solutions	1.00%	05/25/2020	100,000	99,114
Vermont Community Loan Fund	1.00%	04/15/2020	100,000	99,770

				978,643
Time Deposits (0.7%)
BBH Cash Management Service
BBVA, Madrid	0.15%	04/01/2020	106,213,851	106,213,851

Total short-term securities (0.7%) (cost $109,606,685)				109,606,685

Total securities (99.1%) (cost $13,425,565,234)				15,015,605,844

Other assets and liabilities (1.0%)				142,393,508

Total net assets (100.0%)				15,157,999,352

q	This security is non-income producing.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company

The portfolio of investments as of March 31, 2020 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund’s most recent prospectus and annual report.

Income Taxes:

At March 31, 2020, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Core Equity Fund
Cost of long-term investments	$13,316,879,473

Unrealized appreciation	$2,820,796,733
Unrealized depreciation	(1,230,756,123)

Net unrealized appreciation	$1,590,040,610

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the portfolio’s financial assets as of March 31, 2020, that is valued at fair value on a recurring basis:

Investment Securities Equities:	Level 1	Level 2	Level 3	Total
Equities:
Communication Services	$1,990,810,044	$—	$—	$1,990,810,044
Consumer Discretionary	931,550,531	—	—	931,550,531
Consumer Staples	1,550,263,305	—	—	1,550,263,305
Financials	1,574,058,106	—	—	1,574,058,106
Health Care	1,655,524,906	—	—	1,655,524,906
Industrials	2,417,136,216	—	—	2,417,136,216
Information Technology	3,733,417,876	—	—	3,733,417,876
Materials	481,946,341	—	—	481,946,341
Real Estate	571,291,834	—	—	571,291,834
Short-Term Investments	106,213,851	—	3,392,834	109,606,685

Total	$15,012,213,010	$—	$3,392,834	$15,015,605,844

The following table reconciles the valuations of the Fund’s Level 3 investment securities and related transactions as of March 31, 2020:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2019	$3,444,929
Discounts/premiums amortization	(52,095)
Purchases	2,200,000
Sales	(2,200,000)

Balance as of March 31, 2020	$3,392,834

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2020	Valuation Technique	Unobservable Input	(Weighted Average)
Certificates of Deposit	$2,414,191	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$978,643	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund’s Trustees, all fair value securities as submitted by the Fund’s treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.